Income Taxes - Schedule of Deferred Tax Asset (Liabilities) Reconciliation of Changes in Deferred Taxes Balances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expected credit loss [Member]
Deferred tax assets:
Balance at Beginning	$ 107,083	$ 100,143	$ 29,342
Recognized in profit or loss	1,092	6,940	70,801
Recognized in OCI
Balance at Ending	108,175	107,083	100,143
Accruals and provisions [Member]
Deferred tax assets:
Balance at Beginning	338,926	301,621	394,241
Recognized in profit or loss	(7,105)	37,305	(92,620)
Recognized in OCI
Balance at Ending	331,821	338,926	301,621
Customers’ prepayments [Member]
Deferred tax assets:
Balance at Beginning	114	88
Recognized in profit or loss	7	26
Recognized in OCI
Balance at Ending	121	114	88
Leases [Member]
Deferred tax assets:
Balance at Beginning	103,379	119,965	88,467
Recognized in profit or loss	(12,016)	(16,586)	31,498
Recognized in OCI
Balance at Ending	91,363	103,379	119,965
Inventories [Member]
Deferred tax assets:
Balance at Beginning	6,922	(17,704)	(27,744)
Recognized in profit or loss	704	24,626	10,040
Recognized in OCI
Balance at Ending	7,626	6,922	(17,704)
Other assets and prepaid expenses [Member]
Deferred tax assets:
Balance at Beginning	23,683
Recognized in profit or loss	(16,533)
Recognized in OCI	3,159
Balance at Ending	10,310	23,683
Property, plant and equipment [Member]
Deferred tax assets:
Balance at Beginning	71,443
Recognized in profit or loss	(56,431)
Recognized in OCI
Balance at Ending	15,012	71,443
Non-current assets held for sale [Member]
Deferred tax assets:
Balance at Beginning	(12,000)
Recognized in profit or loss
Recognized in OCI
Balance at Ending	(12,000)	(12,000)
Intangible assets [Member]
Deferred tax assets:
Balance at Beginning	(494,547)
Recognized in profit or loss	320
Recognized in OCI
Balance at Ending	(494,227)	(494,547)
Derivative financial instruments [Member]
Deferred tax assets:
Balance at Beginning	(3,188)	(10,357)	(3,915)
Recognized in profit or loss	(461)		(6,442)
Recognized in OCI	(1,400)
Balance at Ending	(5,050)	(3,188)	(10,357)
Right-of-use assets [Member]
Deferred tax assets:
Balance at Beginning	(94,207)	(107,611)	(88,612)
Recognized in profit or loss	9,511	13,404	(18,999)
Recognized in OCI
Balance at Ending	(84,696)	(94,207)	(107,611)
Suppliers’ Prepayments [Member]
Deferred tax assets:
Balance at Beginning	(17,639)	(7,244)	5,016
Recognized in profit or loss	7,045	(10,395)	(12,260)
Recognized in OCI
Balance at Ending	(10,594)	(17,639)	(7,244)
Net deferred tax (liability) [Member]
Deferred tax assets:
Balance at Beginning Net deferred tax liability	29,969	(255,240)	(514,400)
Recognized in profit or loss Net deferred tax liability	(73,867)		259,160
Recognized in OCI Net deferred tax liability	1,759
Balance at Ending Net deferred tax liability	(42,139)	29,969	(255,240)
Non-deductible interest [Member]
Deferred tax assets:
Balance at Beginning		120,236
Recognized in profit or loss		(120,236)	120,236
Balance at Ending			120,236
Other assets and prepaid expenses [Member]
Deferred tax assets:
Balance at Beginning	23,683	(14,750)
Recognized in profit or loss		38,433
Balance at Ending		23,683	(14,750)
Property, plant and equipment, liabilities [Member]
Deferred tax assets:
Balance at Beginning	71,443	(243,160)	(388,721)
Recognized in profit or loss		314,603	145,561
Balance at Ending		71,443	(243,160)
Non-current assets held for sale [Member]
Deferred tax assets:
Balance at Beginning	(12,000)
Recognized in profit or loss		(12,000)
Balance at Ending		(12,000)
Intangible assets [Member]
Deferred tax assets:
Balance at Beginning	(494,547)	(496,467)	(498,387)
Recognized in profit or loss		1,920	1,920
Balance at Ending		(494,547)	(496,467)
Derivative financial instruments [Member]
Deferred tax assets:
Balance at Beginning	(3,188)	(10,357)
Recognized in profit or loss		7,169
Balance at Ending		(3,188)	(10,357)
Net deferred tax Assets [Member]
Deferred tax assets:
Balance at Beginning	$ 29,969	(255,240)
Recognized in profit or loss		285,209
Balance at Ending		29,969	(255,240)
Costumers’ Prepayments [Member]
Deferred tax assets:
Balance at Beginning		88	87
Recognized in profit or loss			1
Balance at Ending			88
Other assets and prepaid expenses [Member]
Deferred tax assets:
Balance at Beginning		$ (14,750)	(24,174)
Recognized in profit or loss			9,424
Balance at Ending			$ (14,750)